Intangible Assets	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible assets

The Company’s intangible assets consisted of the following:

	March 31, 2023	December 31, 2022
Brands	$166,677	$165,283
Software development costs	813,999	787,492
Customer relationships	1,512,106	1,505,839
Computer software	41,637	38,857
Gross carrying value	2,534,419	2,497,471

Brands	87,986	83,317
Software development costs	499,490	472,791
Customer relationships	655,988	624,756
Computer software	27,520	25,149
Accumulated amortization	1,270,984	1,206,013
Intangible assets, net	$1,263,435	$1,291,458

Amortization expense on intangible assets for the three months ended March 31, 2023 and 2022, was $62,132 and $61,595, respectively. During the three months ended March 31, 2023, we purchased multiple merchant portfolios for a purchase price of $4,399 which were accounted for as asset acquisitions. The remaining increase in gross intangible assets during the three months ended March 31, 2023, relates to capitalized development costs.

The Company performs an impairment analysis on intangibles assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. No such events and circumstances were identified during the three months ended March 31, 2023.